CONSOLIDATED STATEMENT OF CASH FLOW (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
CASH FLOW FROM OPERATING ACTIVITIES
Profit after tax	$ 270,868	$ 44,805	$ 633,734	$ 144,888
Adjustments for	(6,603)	9,053	(14,081)	26,497
Depreciation and amortization	28,828	25,969	82,227	79,379
Amortization of deferred debt issuance cost	537	544	2,157	1,961
Loss on disposal of property, plant and equipment	0	0	28	0
Gain on sale of vessels	(34,163)	(15,688)	(94,157)	(52,943)
Capitalized interest	(438)	(2,696)	(3,273)	(6,249)
Net (gain)/loss on derivative instruments at fair value	(2,163)	354	(4,573)	354
Compensation related to options and restricted stock	775	661	3,384	3,719
Net foreign exchange differences	21	(90)	126	276
Income adjusted for non-cash items	264,264	53,858	619,653	171,384
Changes in operating assets and liabilities	(92,874)	7,036	(129,989)	32,298
Accounts receivable and accrued revenues	(104,166)	6,153	(136,355)	19,325
Capitalized voyage expenses	1,893	106	751	988
Prepaid expenses	3,386	(2,100)	4,449	774
Accounts payable and accrued expenses	5,938	(3,049)	2,266	(3,548)
Deferred shipping revenues	2,254	(1,253)	3,232	571
Inventories	(2,179)	7,180	(4,333)	14,189
Net cash provided by operating activities	171,390	60,894	489,664	203,683
CASH FLOW FROM INVESTING ACTIVITIES
Investment in vessels	(4,560)	(12,350)	(14,611)	(13,496)
Investment in vessels under construction	(91,051)	(26,167)	(252,305)	(90,689)
Proceeds from sale of vessels	50,949	50,090	151,436	143,521
Investment in other property, plant and equipment	(60)	(65)	(385)	(87)
Net cash provided by/(used in) investing activities	(44,723)	11,508	(115,865)	39,248
CASH FLOW FROM FINANCING ACTIVITIES
Cash dividends paid	(196,707)	(38,592)	(365,801)	(89,969)
Acquisition of non-controlling interests	0	0	0	(6,131)
Repayment principal element of lease liability	(302)	(364)	(948)	(1,069)
Issuance of long-term debt	75,203	0	391,643	64,663
Scheduled repayment of long-term debt	(11,832)	(12,746)	(36,303)	(40,308)
Prepayment of long-term debt	0	(22,055)	(281,000)	(130,330)
Repayment of long-term debt refinancing	0	0	0	(25,480)
Repayment of long-term debt, sale of vessels	0	0	(5,625)	(11,382)
Net cash used in financing activities	(133,638)	(73,757)	(298,034)	(240,007)
Net (decrease)/increase in cash and cash equivalents	(6,971)	(1,355)	75,764	2,924
Net foreign exchange difference	14	(55)	(73)	183
Cash and cash equivalents at beginning of period	161,683	82,660	79,034	78,143
Cash and cash equivalents at end of period	154,726	81,250	154,726	81,250
Specification of items included in operating activities:
Interest paid	5,988	4,545	17,930	16,526
Interest received	$ 658	$ 389	$ 2,739	$ 1,867